VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Variable Interest Entities Comprehensive Income Loss [Table Text Block]

Condensed financial information with respect to PREI is as follows:

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
	2012	2012	2011	2010
Condensed statements of earnings (loss)
Sales – affiliate [1]	$4.7	$15.6	$23.4	$20.5
Cost of sales, excluding depreciation and amortization	2.1	5.1	7.0	6.5
Depreciation and amortization	1.9	3.9	13.4	7.4
	4.0	9.0	20.4	13.9
Operating earnings	0.7	6.6	3.0	6.6
Interest expense	(2.4)	(7.3)	(8.9)	(8.8)
Interest expense – affiliate [1]	(0.9)	(2.5)	(2.4)	(2.1)
Other income (expense), net	(0.3)	(4.0)	–	0.1
Reorganization items, net	(1.3)	55.6	–	–
Income tax recovery (expense)	1.1	(11.9)	3.0	1.6
Net earnings (loss)	(3.1)	36.5	(5.3)	(2.6)
Other comprehensive income	–	0.1	0.1	0.2
Total comprehensive income (loss) [2]	$(3.1)	$36.6	$(5.2)	$(2.4)

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.

Schedule Of Variable Interest Entities Condensed Balance Sheet [Table Text Block]
	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Condensed balance sheets
Current assets
Cash and cash equivalents	$6.6	$6.9	$6.0
Other	2.7	3.4	3.1
Property, plant and equipment	147.0	145.9	95.5
	$156.3	$156.2	$104.6
Current liabilities
Accounts payable and accrued liabilities	$13.1	$8.5	$4.7
Long-term debt (note 18)	113.8	113.8	113.8
Long-term debt – affiliate [1]	20.8	20.8	20.8
Deferred income taxes	23.6	24.6	12.7
Deficit [2]	(15.0)	(11.5)	(47.4)
	$156.3	$156.2	$104.6

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.